                              AIM TAX-EXEMPT FUNDS

                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND
                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                         AIM HIGH INCOME MUNICIPAL FUND

                       Supplement dated December 14, 2000
        to the Statement of Additional Information dated July 28, 2000, as supplemented August 4, 2000 and September 29, 2000

This supplement supersedes and replaces in its entirety the supplements dated August 4, 2000 and September 29, 2000.

The following replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- MUNICIPAL SECURITIES" on page 12 of the Statement of Additional Information:

                  "Also included in "municipal securities" are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Funds in municipal lease obligations shall be deemed illiquid and shall be valued according to each Fund's Procedures for Valuing Securities current at the time of such valuation."

The following replaces in its entirely the table appearing under the heading "MANAGEMENT - TRUSTEES AND OFFICERS" on page 28, 29 and 30 of the Statement of Additional Information:

                                                            POSITION HELD       PRINCIPAL OCCUPATION DURING AT LEAST
     "NAME, ADDRESS AND AGE                                WITH REGISTRANT      THE PAST 5 YEARS
     ----------------------                                ---------------      ------------------------------------
     BRUCE L. CROCKETT (56)                                    Trustee          Director, ACE Limited (insurance company).
     906 Frome Lane                                                             Formerly, Director, President and Chief
     McLean, VA 22102                                                           Executive Officer, COMSAT Corporation and
                                                                                Chairman, Board of Governors of INTELSAT
                                                                                (international communications company).

     OWEN DALY II (75)                                         Trustee          Formerly, Director, The Cortland Trust
     Six Blythewood Road                                                        (investment company), CF & I Steel Corp.,
     Baltimore, MD 21210                                                        Monumental Life Insurance Company and
                                                                                Monumental General Insurance Company; and
                                                                                Chairman of the Board of Equitable
                                                                                Bancorporation.

                                                            POSITION HELD       PRINCIPAL OCCUPATION DURING AT LEAST
     NAME, ADDRESS AND AGE                                 WITH REGISTRANT      THE PAST 5 YEARS
     ---------------------                                 ---------------      ------------------------------------
     ALBERT R. DOWDEN (59)                                     Trustee          Chairman of the Board of Directors, The
     1815 Central Park Drive                                                    Cortland Trust (investment company) and DHJ
     P.O. Box 774000-PMB #222                                                   Media, Inc.; and Director, Magellan Insurance
     Steamboat Springs, CO 80477                                                Company. Formerly, Director, President and
                                                                                Chief Executive Officer, Volvo Group North
                                                                                America, Inc.; Senior Vice President, AB Volvo;
                                                                                and Director, The Hertz Corporation, Genmar
                                                                                Corporation (boat manufacturer), National Media
                                                                                Corporation and Annuity and Life Re (Holdings),
                                                                                Ltd.

     EDWARD K. DUNN, JR. (65)                                  Trustee          Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 8th Floor, Suite 805                                      Mortgage Corp. Formerly, Vice Chairman of the
     Baltimore, MD 21201                                                        Board of Directors, President and Chief
                                                                                Operating Officer, Mercantile - Safe Deposit &
                                                                                Trust Co.; and President, Mercantile Bankshares.

     JACK FIELDS (48)                                          Trustee          Chief Executive Officer, Texana Global Inc.
     34 New Jersey Avenue, S.E.                                                 (foreign trading company) and Twenty First
     Washington, D.C. 20003                                                     Century Group, Inc. (governmental affairs
                                                                                company). Formerly, Member of the U.S. House
                                                                                of Representatives.

     *CARL FRISCHLING (63)                                     Trustee          Partner, Kramer Levin Naftalis & Frankel LLP
     919 Third Avenue                                                           (law firm).
     New York, NY 10022

     **ROBERT H. GRAHAM (53)                            Trustee, Chairman       Director, President and Chief Executive
                                                          and President         Officer, A I M Management Group Inc.; Director
                                                                                and President, A I M Advisors, Inc.; Director
                                                                                and Senior Vice President, A I M Capital
                                                                                Management, Inc., A I M Distributors, Inc.,
                                                                                A I M Fund Services, Inc. and Fund Management
                                                                                Company; and Director and Chief Executive
                                                                                Officer, Managed Products, AMVESCAP PLC.

     PREMA MATHAI-DAVIS (49)                                   Trustee          Formerly, Chief Executive Officer, YWCA
     170 East 83rd Street                                                       of the USA.
     New York, NY 10028



----------
     * A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

     ** A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act.

                                                            POSITION HELD       PRINCIPAL OCCUPATION DURING AT LEAST
     NAME, ADDRESS AND AGE                                 WITH REGISTRANT      THE PAST 5 YEARS
     ---------------------                                 ---------------      ------------------------------------
     LEWIS F. PENNOCK (57)                                     Trustee          Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX 77057

     LOUIS S. SKLAR (60)                                       Trustee          Executive Vice President, Development and
     The Williams Tower, 50th Floor                                             Operations, Hines Interests Limited Partnership
     2800 Post Oak Blvd.                                                        (real estate development).
     Houston, TX 77056

     GARY T. CRUM (52)                                      Senior Vice         Director and President, A I M Capital
                                                             President          Management, Inc.; Director and Executive Vice
                                                                                President, A I M Management Group Inc.;
                                                                                Director and Senior Vice President,
                                                                                A I M Advisors, Inc.; and Director, A I M
                                                                                Distributors, Inc. and AMVESCAP PLC.

     CAROL F. RELIHAN (45)                                  Senior Vice         Director, Senior Vice President, General
                                                           President and        Counsel and Secretary, A I M Advisors, Inc.;
                                                             Secretary          Senior Vice President, General Counsel and
                                                                                Secretary, A I M Management Group Inc.;
                                                                                Director, Vice President and General Counsel,
                                                                                Fund Management Company; Vice President and
                                                                                General Counsel, A I M Fund Services, Inc. and
                                                                                Vice President, A I M Capital Management, Inc.
                                                                                and A I M Distributors, Inc.

     DANA R. SUTTON (41)                                  Vice President and    Vice President and Fund Controller,
                                                              Treasurer         A I M Advisors, Inc.; and Assistant Vice
                                                                                President and Assistant Treasurer, Fund
                                                                                Management Company.

     STUART W. COCO (45)                                    Vice President      Senior Vice President, A I M Capital
                                                                                Management, Inc. and Vice President,
                                                                                A I M Advisors, Inc.

     MELVILLE B. COX (56)                                   Vice President      Vice President and Chief Compliance Officer,
                                                                                A I M Advisors, Inc., A I M Capital Management,
                                                                                Inc., A I M Distributors, Inc., A I M Fund
                                                                                Services, Inc. and Fund Management Company.

     KAREN DUNN KELLEY (40)                                 Vice President      Senior Vice President, A I M Capital
                                                                                Management, Inc. and Vice President,
                                                                                A I M Advisors, Inc."